Document and Entity Information	Jan. 26, 2024
Cover [Abstract]
Entity Tax Identification Number	83-2785225
Amendment Flag	false
Entity Central Index Key	0001863105
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 26, 2024
Entity Registrant Name	EngageSmart, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40835
Entity Address, Address Line One	30 Braintree Hill Office Park
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Braintree
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02184
City Area Code	(781)
Local Phone Number	848-3733
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ESMT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false